Significant Accounting Policies (Details 5) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended						12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Restatement Adjustment	Dec. 31, 2011 Restatement Adjustment	Dec. 31, 2010 Restatement Adjustment	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum
Net revenues	$ 32,830	$ 31,932	$ 31,248	$ 30,751	$ 31,397	$ 30,237	$ 30,694	$ 30,792	$ 126,761	$ 123,120	$ 107,080	$ (13)	$ (20)
Comprehensive income attributable to CVS Caremark									4,624	3,855	3,433	(13)	1
Earnings Per Share, Diluted	$ 1.05	$ 1.02	$ 0.91	$ 0.77	$ 0.90	$ 0.79	$ 0.75	$ 0.59	$ 3.74	$ 3.02	$ 2.57	$ (0.01)
Earnings per share, basic and diluted													$ 0
Total assets	71,526				66,221				71,526	66,221	64,852	309
Liabilities												360
Retained earnings	28,493				24,998				28,493	24,998			(38)	(39)
Vendor allowances and purchase discounts
Number of days from end of each completed quarter within which rebates are calculated and billed to manufacturers									30 days
Facility, opening and closing costs
Long-term portion of lease obligations associated with facility closings	246				288				246	288
Advertising costs
Advertising costs, net of vendor funding									177	221	211
Interest expense, net
Interest expense, net of capitalized interest									517	561	588
Interest income									8	4	4
Capitalized interest									25	29	37
Shares held in trust
Shares held in trust, shares	1				1				1	1
Accumulated other comprehensive loss
Amount included in accumulated other comprehensive loss related to pension and postretirement plans, pre-tax	(172)				(268)				(172)	(268)
Amount included in accumulated other comprehensive loss related to pension and postretirement plans, after-tax	(106)				(165)				(106)	(165)
Net impact on cash flow hedges, pre-tax	22				26				22	26
Net impact on cash flow hedges, after-tax	13				16				13	16
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax	$ (30)								$ (30)
Share-based Compensation [Abstract]
Requisite service period of the stock award (in years)															3 years	5 years
Earnings per common share
Common stock outstanding but not included in the calculation of diluted earnings per share (in shares)									6.2	5.9	30.5